Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables

	2017 £m	2016 £m

Trade payables	2,298	1,281

Duty, excise and other taxes	3,577	4,573

Accrued charges and deferred income	1,746	1,140

FII GLO deferred income (note 6(b))	963	963

Social security and other taxation	50	21

Sundry payables	1,271	397

	9,905	8,375

Current	8,847	7,335

Non-current	1,058	1,040

	9,905	8,375